SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentration Risk [Line Items]
Accounts receivable	$ 266,379	$ 519,367
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 693,122
Concentration risk percentage	25.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 491,525	$ 592,240	$ 652,996
Concentration risk percentage	18.20%	21.10%	19.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 213,232	$ 260,684	$ 267,127
Concentration risk percentage	7.90%	9.30%	7.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 177,871
Concentration risk percentage	6.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 172,891	$ 563,141	$ 1,180,374
Concentration risk percentage	6.40%	20.10%	34.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenues	$ 89,532	$ 307,255	$ 6,392
Concentration risk percentage	3.30%	10.90%	0.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Revenues	$ 36,499	$ 197,914	$ 42,827
Concentration risk percentage	1.40%	7.10%	1.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Revenues	$ 28,175	$ 30,134	$ 265,371
Concentration risk percentage	1.00%	1.10%	7.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Revenues	$ 10,245	$ 78,910	$ 253,257
Concentration risk percentage	0.40%	2.80%	7.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.50%
Accounts receivable	$ 24,466
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.50%	37.50%
Accounts receivable	$ 47,302	$ 213,193
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.80%	11.40%
Accounts receivable	$ 16,733	$ 64,757
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	6.50%
Accounts receivable	$ 85,979	$ 36,906
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.20%	13.50%
Accounts receivable	$ 14,980	$ 76,867
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.90%	5.20%
Accounts receivable	$ 51,356	$ 29,371
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration risk percentage	8.60%
Accounts receivable	$ 24,519
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.40%
Accounts receivable		$ 127,701
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier M [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.60%
Purchase amount	$ 332,975
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.50%
Purchase amount	$ 239,896
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier O [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.40%	15.30%	3.80%
Purchase amount	$ 122,421	$ 334,281	$ 57,770
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier P [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.40%	5.40%
Purchase amount	$ 78,512	$ 117,775
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Q [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.90%	0.70%
Purchase amount	$ 65,939	$ 15,841
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier R [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.30%
Purchase amount		$ 93,849
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier S [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.20%	12.00%
Purchase amount		$ 92,572	$ 246,098
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier T [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.20%	0.30%
Purchase amount		$ 48,596	$ 5,720
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier U [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.60%	1.10%	1.90%
Purchase amount	$ 12,807	$ 23,622	$ 39,376
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier V [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.40%	1.50%
Purchase amount		$ 9,270	$ 30,235
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier W [Member]
Concentration Risk [Line Items]
Concentration risk percentage			1.40%
Purchase amount			$ 29,506